Impairment charges / (reversals) (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Impairment Charges / (Reversals)

Impairment charges / (reversals) comprise:	2021	2020	2019

Impairment charges on financial assets, excluding receivables	52	291	133

Impairment reversals on financial assets, excluding receivables	(98)	(29)	(73)

Impairment charges and reversals on non-financial assets and receivables	60	128	109

Total	15	391	169

Summary of Impairment Charges on Financial Assets, Excluding Receivables

Impairment charges on financial assets, excluding receivables, from:	2021	2020	2019

Shares	3	42	7

Debt securities and money market instruments	9	162	50

Loans	40	87	76

Total	52	291	133

Summary of Impairment Reversals on Financial Assets, Excluding Receivables

Impairment reversals on financial assets, excluding receivables, from:	2021	2020	2019

Shares	(8)	-	-

Debt securities and money market instruments	(30)	(26)	(67)

Loans	(55)	(2)	(5)
Other	(4)	(1)	(1)

Total	(98)	(29)	(73)